Consolidated statements of shareholders equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Beginning Balance at May. 22, 2007	$ 12,909,530	$ 28,190	$ (13,514,818)		$ (577,098)
Beginning Balance (Shares) at May. 22, 2007	11,029,389
Net Loss				(639,925)	(639,925)
Shares issued for cash private placement	982,322				982,322
Shares issued for cash private placement (Shares)	10,246,398
Shares issued for cash warrant exercise	294,325				294,325
Shares issued for cash warrant exercise (Shares)	2,800,000
Shares issued to acquire unproven mineral properties	34,402				34,402
Shares issued to acquire unproven mineral properties (Shares)	300,000
Shares issued for cash option exercise	47,474				47,474
Shares issued for cash option exercise (Shares)	621,000
Stock-based compensation		267,286			267,286
Ending Balance at Feb. 28, 2008	14,268,053	295,476	(13,514,818)	(639,925)	408,786
Ending Balance (Shares) at Feb. 28, 2008	24,996,787
Beginning Balance at Feb. 29, 2008
Net Loss				(1,114,326)	(1,114,326)
Shares issued for cash warrant exercise	670,195				670,195
Shares issued for cash warrant exercise (Shares)	5,557,738
Shares issued to acquire unproven mineral properties	81,504				81,504
Shares issued to acquire unproven mineral properties (Shares)	225,000
Share issue costs	(48,680)	61,578			12,898
Share issue costs (Shares)	100,000
Stock-based compensation		174,784			174,784
Ending Balance at Feb. 28, 2009	14,971,072	531,838	(13,514,818)	(1,754,251)	233,841
Ending Balance (Shares) at Feb. 28, 2009	30,879,525
Net Loss				(996,441)	(996,441)
Shares issued for cash private placement	491,933				491,933
Shares issued for cash private placement (Shares)	4,971,136
Transfer to derivative liability warrants issued	(359,669)				(359,669)
Share issue costs cash	(37,654)				(37,654)
Share issue costs warrants issued to finders	(26,505)	26,505
Cancelled shares (Shares)	(106)
Shares issued to acquire unproven mineral properties	244,142				244,142
Shares issued to acquire unproven mineral properties (Shares)	2,931,000
Stock-based compensation		170,281			170,281
Ending Balance at Feb. 28, 2010	15,283,319	728,624	(13,514,818)	(2,750,692)	(253,567)
Ending Balance (Shares) at Feb. 28, 2010	38,781,555
Net Loss				(31,208,831)	(31,208,831)
Shares issued for cash private placement	8,389,473				8,389,473
Shares issued for cash private placement (Shares)	51,411,839
Transfer to derivative liability warrants issued	(9,688,049)				(9,688,049)
Share issue costs cash	(121,888)				(121,888)
Share issue costs warrants issued to finders	(9,853)	9,853
Shares issued for cash warrant exercise	3,988,062				3,988,062
Shares issued for cash warrant exercise (Shares)	19,574,138
Shares issued to acquire unproven mineral properties	433,343				433,343
Shares issued to acquire unproven mineral properties (Shares)	6,000,000
Shares issued for cash option exercise	752,110				752,110
Shares issued for cash option exercise (Shares)	5,686,000
Transfer from derivative liability warrants exercised	5,288,864				5,288,864
Stock-based compensation		6,217,121			6,217,121
Ending Balance at Feb. 28, 2011	24,315,381	6,955,598	(13,514,818)	(33,959,523)	(16,203,362)
Ending Balance (Shares) at Feb. 28, 2011	121,453,532
Net Loss				8,505,659	8,505,659
Shares issued for cash private placement	7,537,877				7,537,877
Shares issued for cash private placement (Shares)	41,666,425
Transfer to derivative liability warrants issued	(3,668,077)				(3,668,077)
Share issue costs cash	(67,336)				(67,336)
Share issue costs warrants issued to finders	(32,700)	32,700
Shares issued for cash warrant exercise	319,105				319,105
Shares issued for cash warrant exercise (Shares)	2,275,000
Shares issued to acquire unproven mineral properties	669,384				669,384
Shares issued to acquire unproven mineral properties (Shares)	1,000,000
Shares issued for cash option exercise	538,365				538,365
Shares issued for cash option exercise (Shares)	2,928,750
Transfer from derivative liability warrants exercised	1,674,607				1,674,607
Stock-based compensation		4,063,925			4,063,925
Ending Balance at Feb. 29, 2012	31,286,606	11,052,223	(13,514,818)	(25,453,864)	3,370,147
Ending Balance (Shares) at Feb. 29, 2012	169,323,707
Net Loss				(9,474,700)	(9,474,700)
Shares issued for cash private placement	402,632				402,632
Shares issued for cash private placement (Shares)	2,224,999
Transfer to derivative liability warrants issued	(216,796)				(216,796)
Share issue costs cash	(11,598)				(11,598)
Share issue costs warrants issued to finders	(1,590)	1,590
Shares issued for cash warrant exercise	962,613				962,613
Shares issued for cash warrant exercise (Shares)	9,602,701
Shares issued to acquire unproven mineral properties	485,822				485,822
Shares issued to acquire unproven mineral properties (Shares)	2,400,000
Amount allocated to share purchase warrants on issuance of Debenture		1,478,442			1,478,442
Amount allocated to beneficial conversion feature on issuance of Debenture		2,316,159			2,316,159
Issuance costs allocated to share purchase warrants and beneficial conversion feature on issuance of Debenture		(93,876)			(93,876)
Warrants issued to finders on issuance of Debenture		5,770			5,770
Transfer from derivative liability warrants exercised	751,691				751,691
Stock-based compensation		327,861			327,861
Ending Balance at Feb. 28, 2013	33,659,380	15,088,169	(13,514,818)	(34,928,564)	304,167
Ending Balance (Shares) at Feb. 28, 2013	183,551,407
Net Loss				(1,848,799)	(1,848,799)
Shares issued for cash warrant exercise	8,157				8,157
Shares issued for cash warrant exercise (Shares)	41,666
Amount allocated to share purchase warrants on issuance of Debenture		137,515			137,515
Amount allocated to beneficial conversion feature on issuance of Debenture		223,041			223,041
Issuance costs allocated to share purchase warrants and beneficial conversion feature on issuance of Debenture		(1,840)			(1,840)
Transfer from derivative liability warrants exercised	2,813				2,813
Stock-based compensation					0
Ending Balance at May. 31, 2013	$ 33,670,350	$ 15,446,885	$ (13,514,818)	$ (36,777,363)	$ (1,174,946)
Ending Balance (Shares) at May. 31, 2013	183,593,073